SEMI - ANNUAL REPORT

                                 MARCH 31, 1997

                            Portfolio of Investments
                         The Elite Growth & Income Fund
                                 March 31, 1997
                                   (unaudited)


                                                                  Market Value
Shares                                                              Note 2A
                                                               ----------------
            COMMON STOCK  69.1%

          BASIC INDUSTRY  8.5%
 16,000   Anadarko Petroleum Inc.                              $       898,000
 50,000   Longview Fiber Co                                            750,000
 50,000   Ply-Gem Industries                                           675,000
 16,000   Potash of Saskatchewan                                     1,216,000
 40,000   Seagull Energy*                                              720,000
                                                               ----------------
              Total Basic Industry                                   4,259,000
                                                               ----------------

          CAPITAL  GOODS 19.8%
 24,000   Avnet Inc.                                                 1,353,000
 22,000   Cisco Systems*                                             1,058,750
 16,000   Computer Sciences Corp*                                      988,000
 12,000   General Electric Inc.                                      1,191,000
 24,000   Hewlett-Packard                                            1,278,000
  6,000   Intel Corporation                                            834,000
  8,000   I.B.M. Corporation                                        1, 099,000
 16,000   Microsoft Corporation*                                    1, 466,000
180,000   Xactlabs Inc.* (a)                                             1,800
 12,000   Xerox Corporation                                            682,500
                                                               ----------------
              Total Capital  Goods                                   9,952,050
                                                               ----------------

          CONSUMER GOODS & SERVICES  20.7%
135,000   Coffee Station, Inc* (a)                                     303,750
 50,000   Fingerhut Companies                                          700,000
 16,000   General Motors Inc.                                          886,000
 40,000   H & R Block, Inc                                           1,175,000
 12,000   Harley-Davidson, Inc                                         406,500
 16,000   Manpower Inc                                                 576,000
 40,000   Mattel, Inc                                                  960,000
 50,000   Nextel Communication - A*                                    662,500
 35,000   Optiva Corporation * (a)                                     525,000
 20,000   Regis Corporation                                            350,000
 60,000   Singer Company N.V.                                        1,095,000
100,000   Tele-Communications Inc. A*                                1,200,000

Portfolio of Investments
The Elite Growth & Income Fund
March 31, 1997- Continued
(unaudited)



                                                                  Market Value
Shares                                                               Note 2A
------                                                            ------------


           CONSUMER GOODS & SERVICES  - CONTINUED
 30,000    U.S. West Media Group *                                     558,750
 30,000    Viacom, Inc. -B*                                            993,750
                                                                  -------------
              Total Consumer Goods & Services                       10,392,250
                                                                  -------------



           FINANCIAL INTERMEDIARIES   7.2%
 20,000    A.C.E Limited (Insurance)                                 1,280,000
 32,000    Federal National Mortgage                                 1,156,000
 16,000    Mellon Bank Inc.                                          1,164,000
                                                                  -------------
              Total Financial Intermediaries                         3,600,000
                                                                  -------------


           HEALTH CARE  GOODS & SERVICES  12.9%
 20,000    Alza Corporation*                                           550,000
 12,000    American Home Products                                      720,000
 20,000    Bristol-Myers Squibb                                      1,180,000
 20,000    Horizon Healthcare Corp*                                    310,000
 13,800    Merck & Co.                                               1,162,650
 15,000    Pfizer Inc.                                               1,261,875
 50,000    Sierra Health Services*                                   1,268,750
                                                                  -------------
              Total  Health Care Goods & Services                    6,453,275
                                                                  -------------

              Total Common Stock (Cost $26,299,099)                 34,656,575
                                                                  -------------


           OPTIONS - COVERED CALLS  ( 0.8%)
 20,000    Alza Corp             ( $30   7-18-97)                    (  17,500)
 24,000    Hewlett-Packard       ( $60   8-15-97)                    (  67,500)
 13,800    Merck & Co            ( $85   7-18-97)                    (  75,900)
 16,000    Microsoft             ( $90   7-18-97)                     (149,000)
 15,000    Pfizer Inc.           ( $90   6-20-97)                    (  47,813)
 16,000    Seagull Energy        ( $20   5-16-97)                   (    9,000)
100,000    Tele-Comm.            ( $15   7-18-97)                    (  37,500)
                                                                   ------------

               Total Value of Calls (Cost $ 366,150)                  (404,213)
                                                                   ------------

Portfolio of Investments
The Elite Growth & Income Fund
March 31, 1997- Continued
(unaudited)

Par Value                                                         Market Value
                                                                     Note 2A
                                                                 --------------

                 U.S. GOVERNMENT TREASURY  29.9%
$75,000,000      Zero Coupon Bond  due  05/15/19                    14,996,992
                                                                 --------------
                 (Cost  $15,673,850)


                     Total Investments

                     (Cost $41,319,884**)            98.2%          49,249,354

                     Cash and receivables
                     in excess of liabilities         1.8%             910,233
                                                    --------      -------------


                     NET ASSETS                     100.0%        $ 50,159,587
                                                    ========      =============





(a)   Restricted  security  ( see note 3)
 *     Non - income producing

 ** Cost for Federal Income Tax purposes is the same. At March 31, 1997, unrealized appreciation of securities for Federal Income Tax purposes is as follows:


                 Unrealized appreciation                   $        9,555,515
                 Unrealized depreciation                           (1,626,045)
                                                           -------------------
                 Net unrealized appreciation               $        7,929,470
                                                           ===================





                        See Notes to Financial Statement

                            Portfolio of Investments
                              The Elite Income Fund
                                 March 31, 1997
                                   (unaudited)
                                                                  Market Value
Par Value                                                           Note 2A
                                                                 -------------

                  BONDS  95.6%

                  U.S. Government Notes and Bonds  49.6%
$    600,000      U.S. Treasury Note
                   6.375% due 01/15/99                          $      600,072
   1,750,000      U.S. Treasury Note
                   7.875% due 11/15/99                               1,804,827
   2,100,000      U.S. Treasury Note
                   6.250% due 02/15/03                               2,044,287
   2,400,000      U.S. Treasury Bond
                   7.250% due 05/15/16                               2,413,032
                                                               ---------------
                  Total U.S. Government Notes and Bonds              6,862,218
                                                               ---------------

                  ELECTRIC UTILITIES  15.3%

     500,000      Portland General Electric
                   8.880% due 08/12/99                                 521,875
     520,000      Ohio Power
                   6.750% due 04/01/03                                 507,650
     500,000      Hawaiian Electric
                   6.660% due 12/05/05                                 461,250
     650,000      Appalachian Power Co.
                   6.800% due 03/01/06                                 619,938
                                                                ---------------
                  Total Electric Utility Bonds                       2,110,713
                                                                ---------------

                  GAS UTILITIES  20.5%

     250,000      Consumer Energy Co.
                   8.750% due 02/15/98                                 254,687
     500,000      Texas Utilities
                   5.875% due 04/01/98                                 496,875
     170,000      Consumer Energy Co.
                   8.875% due 11/15/99                                 177,438
     500,000      Pacificorp
                   8.900% due 02/15/01                                 526,875
     300,000      Entergy Arkansas Inc
                   7.000% due 03/01/02                                 295,125
     500,000      Long Island Lighting
                   7.050% due 03/15/03                                 491,250
     600,000      Pacific Gas Transmission
                   7.100% due 06/01/05                                 582,000
                                                                 --------------
                  Total Gas Utilities                                2,824,250
                                                                 --------------

Portfolio of Investments
The Elite Income Fund
March 31, 1997 - Continued
(unaudited)


                                                                  Market Value
Par Value                                                            Note 2A
                                                                 -------------


                  FINANCIAL/CORPORATE BONDS  10.2%

 500,000          Ford Motor Credit
                   8.200%  due  02/15/02                              518,750
 350,000          S. California Edison Capital Notes
                   7.375%  due  12/15/03                              350,875
 550,000          Federal Home Loan (Mortgage Backed)
                   6.100%  due  05/15/16                              535,810
                                                                 -------------
                  Total Financial/Corporate Bonds                   1,405,435
                                                                 -------------

                  Total Value Bonds (Cost $13,462,451)             13,202,615
                                                                 -------------


Shares
                        PREFERRED STOCK  2.6%

3,560             Entergy Gulf State Utilities  $8.64                 355,110
                                                                 -------------
                    (Cost $369,350)



                     Total Investments
                     (Cost $13,831,801**)            98.3%         13,557,726


                     Cash and receivables
                     in excess of liabilities         1.8%            246,098
                                                    -------      -------------

                     Net Assets                     100.0%     $   13,803,824
                                                    =======      =============


 **Cost for Federal Income Tax purposes is the same.
   At March 31, 1997, unrealized appreciation (depreciation) of securities for Federal Income Tax purposes is as follows:


                     Unrealized appreciation                   $       94,009
                     Unrealized depreciation                         (368,084)
                                                                 -------------
                     Net unrealized depreciation               $     (274,075)
                                                                 =============



                        See Notes to Financial Statements

                       STATEMENT OF ASSETS AND LIABILITIES
                                 March 31, 1997
                                   (unaudited)



                                                                     THE ELITE GROWTH                       THE ELITE
                                                                      & INCOME FUND                        INCOME FUND
                                                            ----------------------------------     ---------------------------
ASSETS:

Investments in securities at value (notes 2A, 3 )

(Cost $41,319,885 and  $13,831,801)                                  $   49,249,355                    $   13,557,726
Cash and cash equivalent (Note 2E)                                        1,230,270                          210,854
Receivables:
     Securities sold                                                      1,027,526                            ---
     Interest                                                                 6,524                          261,085
     Dividends                                                               46,116                            ---
     Capital stock sold                                                      13,467                            ---
                                                                ----------------------------      ----------------------------

     Total Assets                                                        51,573,257                        14,029,664
                                                                ----------------------------      ----------------------------


LIABILITIES:
Payables:
     Securities purchased                                                 1,134,731                            ---
     Capital stock reacquired                                                19,825                            ---
     Distributions                                                          208,763                           214,996
     Accrued expenses                                                        50,351                            10,845
                                                                ----------------------------       --------------------------

     Total Liabilities                                                    1,413,670                           225,841
                                                                ----------------------------       --------------------------


NET ASSETS:
The Elite Growth & Income Fund--applicable to
  2,609,532 shares outstanding                                       $   50,159,587
                                                                ============================
The Elite Income Fund-applicable to 1,433,305
  shares outstanding                                                                                   $   13,803,824
                                                                                                   ==========================
NET ASSET VALUE, OFFERING AND
REDEMPTION  PRICE PER SHARE
 (Net assets / shares outstanding)                                   $        19.22                    $         9.63
                                                                ============================       ==========================


At March 31, 1997 the components of net assets were as follows:

Paid-in capital                                                      $   38,212,924                     $  14,168,380
Accumulated net realized gain on investments                              4,054,051                           (80,000)
Undistributed net investment income                                         (36,858)                          (10,481)
Net unrealized  appreciation (depreciation)                               7,929,470                          (274,075)
                                                                ----------------------------       ----------------------------

     Net assets                                                      $   50,159,587                     $  13,803,824
                                                                ============================       ============================





                        See Notes to Financial Statements

                             STATEMENT OF OPERATIONS
                     For the Six Months Ended March 31, 1997
                                   (unaudited)




                                                                    THE ELITE GROWTH                        THE ELITE
                                                                     & INCOME FUND                         INCOME FUND
                                                             -------------------------------      ----------------------------

INVESTMENT INCOME:
Income:
     Interest                                                     $         392,108                 $         449,105
     Dividends                                                              238,957                            26,398
                                                                ----------------------------      ----------------------------
         Total Income                                                       631,065                           475,503
                                                                ----------------------------      ----------------------------

Expenses:
     Investment management fee                                              243,907                            47,158
     Transfer agent fees                                                      8,704                             5,581
     Custodian fees                                                          10,833                             3,984
     Professional fees (Note 6)                                               5,069                             6,063
     Trustees fees and expenses                                               9,240                             1,920
     Record keeping services                                                 19,733                             7,163
     Shareholder reports                                                      3,088                               807
     Registration fees and other                                              5,780                             1,743
                                                                ----------------------------      ----------------------------
         Total Expenses                                                     306,354                            74,419
                                                                ----------------------------      ----------------------------

     Expenses Reimbursed                                                      ---                             (10,534)
                                                                ----------------------------      ----------------------------
         Net Expenses                                                        306,354                           63,885
                                                                ----------------------------      ----------------------------

         Net Investment Income                                               324,711                          411,618
                                                                ----------------------------      ----------------------------


REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENT SECURITIES AND OPTIONS CONTRACT

Net realized gain (loss):
     Investment securities                                                 4,992,115                           28,927
     Expired and closed covered call
     options written (Note 4)                                               (879,485)                           ---
                                                                ----------------------------       --------------------------
     Net realized gain on investment securities
      and option contracts                                                 4,112,630                           28,927
                                                                ----------------------------       --------------------------
     Net increase  (decrease) in unrealized
      appreciation of  investment securities                              (2,035,443)                        (124,582)
                                                                ----------------------------       --------------------------
          Net increase in net assets
          resulting from operations                                 $      2,401,898                   $      258,109
                                                                ============================       ==========================





                                         See Notes to Financial Statements

                       STATEMENT OF CHANGES IN NET ASSETS

                                    THE ELITE
                              GROWTH & INCOME FUND
                                   (unaudited)


                                                                   Six Months Ended                   Year Ended
                                                                    March 31,  1997                  Sept 30, 1996
                                                                ----------------------------      ----------------------------


OPERATIONS:
     Net investment income                                        $        324,711                  $        230,586
     Net realized gain on investment
       securities and options contracts                                  4,112,630                         5,049,366
     Net increase (decrease) in unrealized
       appreciation of investment securities                            (2,035,443)                        2,914,785
                                                                ----------------------------      ----------------------------
     Net increase in net assets
       resulting from operations                                         2,401,898                         8,194,737

DISTRIBUTIONS TO SHAREHOLDERS:
     Distributions from net investment income                             (342,461)                         (252,709)
     Distributions from net realized gains on
       investment transactions                                          (5,147,381)                            ---

CAPITAL SHARE TRANSACTIONS:
     Increase in net assets resulting from capital
       share transactions (a)                                           (8,448,342)                         5,674,686
                                                                ----------------------------      ----------------------------
         Total increase in net assets                                    5,360,398                         13,616,714

NET ASSETS:
     Beginning of period                                                44,799,189                         31,182,475
                                                                ----------------------------      ----------------------------
     End of period (including undistributed
       net investment income of $36,858 and
       $14,688 respectively).                                       $   50,159,587                     $   44,799,189
                                                                ============================      ============================

(a)Transactions in capital stock were as follows:



                                                       Six  Months  Ended                             Year Ended
                                                         March 31, 1997                            September 30,1996
                                                    --------------------------               ----------------------------

                                                    Shares               Value                 Shares                Value
                                              -----------------    -----------------     -------------------    ----------------
 Shares sold                                       228,855           $  4,679,022              430,984           $  7,948,298
 Shares issued in reinvestment
  of  distributions                                272,122              5,257,403               11,903                233,922
                                              -----------------    ------------------    -------------------    ----------------
                                                   500,977              9,936,425              442,887              8,182,220
 Shares redeemed                                   (71,842)            (1,488,083)            (136,267)            (2,507,534)
                                              -----------------    ------------------    -------------------    ----------------

 Net increase                                      429,135           $  8,448,342              306,620           $  5,674,686
                                              =================    ==================    ===================    =================




                                         See Notes to Financial Statements

                       STATEMENT OF CHANGES IN NET ASSETS

                                    THE ELITE
                                   INCOME FUND
                                   (unaudited)



                                                                       Six  Months Ended                  Year Ended
                                                                          March 31, 1997                Sept.  30, 1996
                                                                    ----------------------------      --------------------------


OPERATIONS:
     Net investment income                                             $        411,618              $       772,576
     Net realized gain (loss)on investment securities                           (28,927)                     (45,430)
     Net increase (decrease) in unrealized
     appreciation of investment securities                                     (124,582)                    (265,285)
                                                                    ----------------------------      --------------------------
     Net increase (decrease) in net assets
     resulting from operations                                                  258,109                      461,861

NET EQUALIZATION CREDITS (DEBITS) (NOTE 2d)                                      12,189                           (739)

DISTRIBUTIONS TO SHAREHOLDERS:
     Distributions from net investment income                                  (420,004)                     (798,599)
     Distributions from net realized gains on
     investment transactions                                                       ---                        (69,581)

CAPITAL SHARE TRANSACTIONS:
     Increase in net assets resulting from capital
     share transactions (a)                                                   1,335,047                       660,024
                                                                    ----------------------------      --------------------------
         Total increase (decrease) in net assets                              1,185,341                       252,966

NET ASSETS:
     Beginning of period                                                     12,618,483                    12,365,517
                                                                    ----------------------------      --------------------------
      End of period (including undistributed net
investment income of ($10,481) and $4,657
respectively).                                                           $   13,803,824                 $  12,618,483
                                                                    ============================      ==========================




(a)Transactions in capital stock were as follows:


                                                       Six  Months  Ended                                        Year Ended
                                                          March 31,1997                                      September 30,1996
                                                -------------------------------------             --------------------------------


                                                  Shares                  Value                     Shares                  Value
                                              --------------        ------------------          ----------------         ----------
     Shares sold                                 233,132              $  2,308,377                  274,284            $ 2,723,932
     Shares issued in reinvestment
      of  distributions                           20,344                   200,391                   85,432                844,750
                                              --------------        -------------------         -----------------    --------------
                                                 253,476                 2,508,769                  359,716              3,568,682
     Shares redeemed                            (117,492)               (1,161,532)                (295,122)            (2,908,658)
                                              --------------        -------------------         -----------------    --------------
      Net increase                               135,984              $  1,347,236                   64,594           $    660,024
                                              ==============        ===================         =================    ==============






                                         See Notes to Financial Statement

                              FINANCIAL HIGHLIGHTS

                                    THE ELITE
                              GROWTH & INCOME FUND
                 For a share outstanding throughout each period


                                                     Years Ended September 30,



                                              *1997         1996          1995            1994           1993

Net asset value, beginning of year           $ 20.55       $16.64        $15.29          $14.44         $13.07
                                             -------       ------        ------          -------        ------
Income from investment operations
  Net investment income                          .26          .11           .18             .11            .10
  Net gains on securities
  (both realized and unrealized)                 .86         3.92          2.52            1.56           1.65
                                            ---------    ---------      -------          -------        -------
 Total from investment
       operations                               1.12         4.03          2.70            1.67           1.75
                                            ---------    ---------      -------          -------        -------
  Less Distributions
  Dividends from net investment
  income                                        (.14)        (.12)         (.18)           (.10)         (.09)
  Distributions from capital gains             (2.31)         ---         (1.17)           (.72)         (.29)
                                           -----------   ----------    --------        -----------    ----------

 Total distributions                           (2.45)        (.12)        (1.35)           (.82)         (.38)
                                          ------------   ----------    --------       ------------    ----------

Net asset value, end of year                 $ 19.22      $ 20.55         16.64          $15.29     $   14.44
                                         =============  ===========    ========       ============    ==========

 Total Return                                   5.44%       24.26%        19.92%          11.80%        13.54%




Ratios/Supplemental Data
  Net asset value, end of period
   (in 000's)                               $ 50,160      $ 44,799      $31,182         $25,380        $17,989
  Ratio of expenses to average net
   assets                                      1.27%(a)       1.33%        1.42%           1.42%          1.36%
  Ratio of net investment income
   to average net assets                       1.35%(a)**      .61%        1.18%            .73%           .69%

Portfolio turnover                           138.39%(a)     156.93%      137.56%         153.34%        172.00%

Average Brokerage Commissions              $    .06            .06         (1)             (1)            (1)





   *For the six months ending March 31, 1997
  **Ratio  reflects  fees  paid  through  a  directed  brokerage  arrangement.
     Including the expenses paid with brokerage commission would have increased the expense ration to 1.43% and reduced net investment income to 1.28%
(1)Not required information prior to 1996
(a)Annualized

                        See Notes to Financial Statements

                              FINANCIAL HIGHLIGHTS

                                    THE ELITE
                                   INCOME FUND
                 For a share outstanding throughout each period


                                                      Years Ended September 30,



                                               *1997            1996                1995             1994               1993

Net asset value, beginning of year            $ 9.73           $10.03             $  9.48           $10.61             $10.28
                                            -----------     ------------    ----------------     -----------         ---------
Income from investment operations
  Net investment income                          .30              .60                 .62              .61                .59
  Net gain (loss) on securities
  (both realized and unrealized)                (.10)            (.23 )               .54            (1.03)               .35
                                           ------------    --------------   ----------------    -------------        ---------
 Total from investment
       operations                                .20              .37                1.16             (.42)               .94
                                           ------------    --------------   -----------------   --------------       ----------
  Less Distributions
  Dividends from net investment
  income                                        (.30)            (.62)               (.61)            (.61)              (.58)
  Distributions from capital gains               ---             (.05)                ---             (.10)              (.03)
                                          --------------  ---------------   -----------------  ----------------      -----------

 Total distributions                            (.30)            (.67)               (.61)            (.71)              (.61)
                                         ---------------  ---------------   ------------------ ----------------      -----------

Net asset value, end of year                  $ 9.63          $  9.73              $10.03          $  9.48             $10.61
                                         =============== =================  ================== ================      ============

 Total Return                                   2.04%            3.79%              12.56%           (4.07%)             9.41%




Ratios/Supplemental Data
  Net asset value, end of period
  (in 000's)                                 $ 13,804          $12,618              $12,366        $11,505              $11,751

  Ratio of expenses to average
  net assets                                   .96%(a)(b)        1.00%                1.12%          1.11%                1.02%

  Ratio of net investment income
  to average net assets                       6.14%(a)(b)        6.01%                6.34%          5.98%                5.66%

Portfolio turnover                           31.89%(a)          43.37%               42.24%         40.88%               73.26%





 *   For six months ended March 31, 1997
(a) annualized
(b) The manager has elected to reimburse the fund $10,534.
    Without reimbursement the expense ratio would have been 1.11% and the net investment income 6.00%




                                              See Notes to Financial Statement

NOTES TO FINANCIAL STATEMENTS
March 31, 1997
(unaudited)


Note 1 - ORGANIZATION
         The Elite Growth and Income Fund and The Elite Income Fund (the "Funds") are two series of shares of beneficial interests of The Elite Group (the "Trust"), which is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management company. The Trust was organized in Massachusetts as a business trust on August 8, 1986. The Trust is authorized to issue an unlimited number of no par shares of beneficial interest of any number of series. Currently, the Trust has authorized only the two series above. The Elite Growth & Income Fund investment objective is to maximize total returns through an aggressive approach to the equity and debt securities markets. The Elite Income Fund investment objective is to achieve the highest income return obtainable over the long term commensurate with investments in a diversified portfolio consisting primarily of investment grade debt securities.

Note 2 - SIGNIFICANT ACCOUNTING POLICIES
         The  following  is  a  summary  of  significant   accounting   policies
consistently followed by the Funds. The policies are in conformity with generally accepted accounting principles.

         A. Security Valuation - Investments in securities traded on a national securities exchange are valued at the last reported sales price. Securities which are traded over- the counter are valued at the bid price. Securities for which reliable quotations are not readily available are valued at their respective fair value as determined in good faith by, or under procedures established by the Board of Trustees.

         B. Federal Income Taxes - The Funds intend to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and distribute all its taxable income to its shareholders. Therefore no federal income tax provision is required.

         C. Option Accounting Principles (The Elite Growth & Income Fund) - When the Fund sells an option, an amount equal to the premium received by the Fund is included as an asset and an equivalent liability. The amount of the liability is marked-to-market to reflect the current market value of the options written. The current market value of a traded option is the last sale price. When an option expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If an option is exercised, the Fund realizes a gain or loss from the sale of the underlying security and the proceeds of the sale are increased by the premium received. The Elite Growth & Income Fund as a writer of an option may have no control over whether the underlying security may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.

NOTES TO FINANCIAL STATEMENTS
March 31, 1997
(unaudited)


         D. Equalization (The Elite income Fund) - The Fund follows the practice known as "equalization" by which a portion of the proceeds from sales and costs of repurchases of shares of the Fund is credited or charged to income on the date of the transaction so that undistributed net income per share is unaffected by shares of the Fund sold or repurchased.

         E. Cash Equivalent - Consists of investment in mutual fund money market accounts.

         F. Other - As is common in the industry, security transactions are accounted for on the trade date. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for post - October losses. Interest income and estimated expenses are accrued daily.


         G. Use Of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.


Note 3 - RESTRICTED SECURITIES
         The Funds may invest in restricted securities. Restricted securities are securities which have not been registered under the Securities Act of 1933, as amended, and as a result are subject to restrictions on resale. Investments in restricted securities are valued at fair value as determined in good faith by the Trust's Board of Trustees. There are no unrestricted securities of these issuers. At March 31, 1997, the Elite Growth and Income Fund had investments in restricted securities with the date of acquisition, cost, fair value and percentage of net assets listed below:

                                Dates of                             Percentage
                                                                         of
                               Acquisition     Cost         Value    Net Assets

Stocks

180,000 XactLabs Corporation.    08/29/94     $216,000    $   1,800      .01%
 35,000 Optiva Corporation       04/25/94      148,750      525,000     1.04%
135,000 Coffee Station, Inc      04/16/96      303,750      303,750      .61%

                                             -----------   ---------   ------
     Total                                    $668,500     $830,550     1.66%
                                             ===========   =========    ======

NOTES TO FINANCIAL STATEMENTS
March 31, 1997
(unaudited)


Note 4 - PURCHASES AND SALES OF SECURITIES
         For the six months ended March 31, 1997, purchases and sales of securities, other than options and short-term notes were as follows:

                                             Purchases                 Sales

The Elite Growth and Income Fund            $36,783,879             $33,368,294
The Elite Income Fund                       $ 3,536,587             $ 2,137,659


        For The Elite Growth & Income Fund, transactions in covered call options written were as follows:

                                                   Number of
                                                   Contracts*         Premiums

Options outstanding at beginning of year              615         $    432,848
Options written                                     3,201            1,353,738
Options terminated in closing purchase
 transactions                                      (1,638)          (1,280,486)
Options exercised                                     (10)              (6,950)
Options expired                                      (120)            (133,000)
                                                 -------------    -------------
Options outstanding at March 31, 1997                2048         $    366,150
                                                 =============    =============


         * Each contract represents 100 shares of common stock

Note 5 - INVESTMENT MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES
         The Funds retain McCormick Capital Management Inc. as their Investment Manager. Under an Investment Management Agreement, the Investment Manager furnishes each Fund with investment advice, office space and salaries of non-executive personnel needed by the Funds to provide general office services. As compensation for its services, the Manager is paid a monthly fee based upon the average daily net assets of each Fund. For The Elite Growth & Income Fund and The Elite Income Fund, the rates are 1% and 7/10 of 1%, respectively, up to $250 million; 3/4 of 1% and 5/8% of 1%, respectively, over $250 million up to $500 million; and 1/2 of 1% over $500 million for each Fund.

         The Manager has undertaken that the operating expenses of each Fund for each fiscal year (including management fees, but excluding taxes, interest and brokerage commissions), expressed as a percentage of average daily net assets, will not exceed the lowest rate prescribed by any state in which shares of the Funds are qualified for sale.

NOTES TO FINANCIAL STATEMENTS
March 31, 1997
(unaudited)


NOTE 6 - DIRECTED BROKERAGE ARRANGEMENT
         In an effort to reduce the total expenses of the Funds, a portion of the operating expenses may be paid through an arrangement with a third-party broker-dealer who is compensated through commission trades. Payment of the operating expenses by the broker-dealer, is based on a percentage of commissions earned. There were $16,800 in expenses in the Growth & Income Fund for the six months ending March 31, 1997 paid under this arrangement.


NOTE 7 - CONCENTRATION
         Although both of the funds have a diversified investment portfolio, there are certain credit risks due to the manner in which the portfolio is invested which may subject the funds more significantly to economic changes occurring in certain industries or sectors. The Elite Growth & Income Fund has investments in excess of 10% in capital goods, consumer goods and services, financial intermediaries, and health care goods and services industries. The Elite Income Fund has investments in excess of 10% in electric utilities, gas & electric utilities and financial industries.